Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
N/A
Merrill Lynch Mortgage Investors Inc.
Wilshire
March 25, 2006
February 23, 2006
February 01, 2006
-
Remittance Summary
-
Delinquency Summary
-
Delinquency Summary 120+ Breakdown
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
04/20/2006 2:12 pm
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Apr-06
Determination Date 14-Apr-06 Accrual Periods: Begin End
Record Date - Physical Certificates 31-Mar-06 Libor Certificates 3/27/2006 4/24/2006
Payment Detail:
Pass
Applied
Interest
Through
Original
Beginning
Principal
Interest
Total
Realized
Carry-forward
Ending
Class
Rate
Balance
Balance (2)
Paid
Paid
Paid
Losses
Amount Paid
Balance (1)
A-1 4.89813% $213,594,000.00 $207,677,858.37 $5,877,613.74 $819,437.81 $6,697,051.55 N/A $0.00 $201,800,244.63
A-2 4.95813% $42,652,000.00 $42,652,000.00 $0.00 $170,354.19 $170,354.19 N/A $0.00 $42,652,000.00
A-3 5.01813% $81,594,000.00 $81,594,000.00 $0.00 $329,834.16 $329,834.16 N/A $0.00 $81,594,000.00
A-4 5.11813% $78,735,000.00 $78,735,000.00 $0.00 $324,619.53 $324,619.53 N/A $0.00 $78,735,000.00
M-1 5.20813% $10,925,000.00 $10,925,000.00 $0.00 $45,835.16 $45,835.16 $0.00 $0.00 $10,925,000.00
M-2 5.22813% $9,737,000.00 $9,737,000.00 $0.00 $41,007.85 $41,007.85 $0.00 $0.00 $9,737,000.00
M-3 5.25813% $5,937,000.00 $5,937,000.00 $0.00 $25,147.44 $25,147.44 $0.00 $0.00 $5,937,000.00
M-4 5.37813% $4,987,000.00 $4,987,000.00 $0.00 $21,605.59 $21,605.59 $0.00 $0.00 $4,987,000.00
M-5 5.40813% $4,275,000.00 $4,275,000.00 $0.00 $18,624.25 $18,624.25 $0.00 $0.00 $4,275,000.00
M-6 5.50813% $3,325,000.00 $3,325,000.00 $0.00 $14,753.37 $14,753.37 $0.00 $0.00 $3,325,000.00
B-1 6.06813% $2,850,000.00 $2,850,000.00 $0.00 $13,931.42 $13,931.42 $0.00 $0.00 $2,850,000.00
B-2 6.11813% $2,850,000.00 $2,850,000.00 $0.00 $14,046.21 $14,046.21 $0.00 $0.00 $2,850,000.00
B-3 6.31813% $4,750,000.00 $4,750,000.00 $0.00 $24,175.62 $24,175.62 $0.00 $0.00 $4,750,000.00
C N/A $8,791,389.71 $8,791,289.71 $0.00 $547,502.65 $547,502.65 N/A $0.00 $8,791,289.71
P N/A $0.00 $0.00 $0.00 $61,197.85 $61,197.85 N/A $0.00 $0.00
R 4.89813% $100.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00
Totals: $466,211,100.00 $460,294,858.37 $5,877,613.74 $2,472,073.10 $8,349,686.84 $0.00 $0.00 $454,417,244.63
(1) Class C and Class P Certificates balances reflect Notional Collateral Amounts
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount Paid
Write-down
Balance
Index
Value
A-1 84751PKT5 $972.30192969 $27.51769123 $3.83642710 $0.00000000 $0.00000000 $944.78423846 LIBOR 4.81813%
A-2 84751PKU2 $1,000.00000000 $0.00000000 $3.99404928 $0.00000000 $0.00000000 $1,000.00000000 CAP LIBOR 4.81813%
A-3 84751PKV0 $1,000.00000000 $0.00000000 $4.04238253 $0.00000000 $0.00000000 $1,000.00000000
A-4 84751PKW8 $1,000.00000000 $0.00000000 $4.12293808 $0.00000000 $0.00000000 $1,000.00000000
M-1 84751PKX6 $1,000.00000000 $0.00000000 $4.19543799 $0.00000000 $0.00000000 $1,000.00000000
M-2 84751PKY4 $1,000.00000000 $0.00000000 $4.21154873 $0.00000000 $0.00000000 $1,000.00000000
M-3 84751PKZ1 $1,000.00000000 $0.00000000 $4.23571501 $0.00000000 $0.00000000 $1,000.00000000
M-4 84751PLA5 $1,000.00000000 $0.00000000 $4.33238219 $0.00000000 $0.00000000 $1,000.00000000
M-5 84751PLB3 $1,000.00000000 $0.00000000 $4.35654971 $0.00000000 $0.00000000 $1,000.00000000
M-6 84751PLC1 $1,000.00000000 $0.00000000 $4.43710376 $0.00000000 $0.00000000 $1,000.00000000
B-1 84751PLD9 $1,000.00000000 $0.00000000 $4.88821754 $0.00000000 $0.00000000 $1,000.00000000
B-2 84751PLE7 $1,000.00000000 $0.00000000 $4.92849474 $0.00000000 $0.00000000 $1,000.00000000
B-3 84751PLF4 $1,000.00000000 $0.00000000 $5.08960421 $0.00000000 $0.00000000 $1,000.00000000
C N/A $999.98862523 $0.00000000 $62.27714480 $0.00000000 $0.00000000 $999.98862523
P N/A $0.00000000 $0.00000000 $0.0000 $0.00000000 $0.00000000 $0.00000000
R 84751PLJ6 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Apr-06
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS
Interest Detail:
Index +
Interest
Interest
Interest
Non-Supported
Floating
Floating
Margin or
Accrued @
Carry-forward
Carry-forward
Interest
Rate Certificate
Rate Certificate
Class
Fix Rate
PT Rate (1)
Amount
Amount Remaining
Shortfall
Carryover Paid
Carryover Remaining
A-1 4.89813% $819,437.81 $0.00 $0.00 $0.00 $0.00 NA
A-2 4.95813% $170,354.19 $0.00 $0.00 $0.00 $0.00 NA
A-3 5.01813% $329,834.16 $0.00 $0.00 $0.00 $0.00 NA
A-4 5.11813% $324,619.53 $0.00 $0.00 $0.00 $0.00 NA
M-1 5.20813% $45,835.16 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 5.22813% $41,007.85 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 5.25813% $25,147.44 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 5.37813% $21,605.59 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 5.40813% $18,624.25 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 5.50813% $14,753.37 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 6.06813% $13,931.42 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 6.11813% $14,046.21 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 6.31813% $24,175.62 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Apr-06
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS
Reconciliation:
Aggregate Losses:
Available funds (A): Cumulative Realized Losses 0.00
Servicer remittance 8,464,603.77 Cumulative Liquidated Loan Balance 0.00
Deposits from Class A Certificate Cap Contract 0.00 Cumulative Recoveries 0.00
Deposits from Subordinated Certificate Cap Contract 0.00 Cumulative Applied Realized Losses 0.00
8,464,603.77
Distributions (B):
Miscellaneous:
Trustee fee 0.00 Current Advances 0.00
MI fee 114,916.93 Outstanding Advances 0.00
Total interest distributed 2,472,073.10 Number of Loans with Relief Act Shortfall 0.00
Total principal distributed 5,877,613.74 Cumulative Prepayment Penalties 149,978.25
8,464,603.77 Interest Earnings on Trustee Collection Account 1,963.88
(A) - (B): 0.00
Class A Certificate Cap Account
MI Policy:
Beginning Balance Deposits 0.00 Claims Paid by MI Insurer with respect to principal 0.00
Withdrawal to cover Floating Rate Certificate Carryovers 0.00 Claims Paid by MI Insurer with respect to interest 0.00
Withdrawal to pay Class C 0.00 Amount of Claims paid 0.00
Ending Balance 0.00 Amount of Claims rejected 0.00
Number of Loans Covered by MI Policy
775
Aggregrate Balance of Loans Covered by MI Policy 163,258,807.90
Class Subordinated Certificate Cap Account
Beginning Balance Deposits 0.00
Withdrawal to cover Floating Rate Certificate Carryovers 0.00
Withdrawal to pay Class C 0.00
Ending Balance 0.00
ACCOUNT ACTIVITY

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Apr-06
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS
Stepdown Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 7,185,400.33 Class A Certificate Balance 410,658,858.37
B) Ending Collateral Balance 463,208,534.34 75.4% of Stated Balance 349,259,234.89
C) Current Delinquency Rate (A/B) 1.551%
D) 40.25% 40.250% The later of:
F) Required Percentage % 55.7271% 1) First payment date when Class A Certificate balance is reduced to less than or equal to
G) Applicable % multiplied by Required Percentage % 22.345% 75.4% of Stated Balance. NO
H) Aggregate Realized Losses 0.000% 2) March 2009 NO
I) Original Collateral Balance 475,002,389.71
NO
J) Cumulative Loss % ( H /I) 0.00
K) Stepdown Required Loss Percentage 100.000%
Overcollateralization:
Ending Overcollateralization Amount
8,791,289.71
Target Overcollateralization Amount 8,791,289.71
A StepdownTrigger Event will occur if either (1) or (2) is True:
1) Current Delq. Rate equals or exceeds applicable % multiplied by Required %
NO
2) Cumulative Loss % exceeds Stepdown Required Loss Percentage (J > K). NO
Excess interest distributions:
NO
Excess available interest (A): 547,502.65
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
3) Remaining Amounts to C 547,502.65
(B): 547,502.65
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Apr-06
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST
MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1
STATEMENT TO CERTIFICATE HOLDERS
TOTAL
Group 1
POOL BALANCE INFORMATION:
Beginning Balance
469,086,148.08 469,086,148.08
Less: Principal Remittance 5,877,613.74 5,877,613.74
Less: Net Realized Losses 0.00 0.00
Plus: Net Substitution Adjustment 0.00 0.00
Ending Balance 463,208,534.34 463,208,534.34
PRINCIPAL REMITTANCE:
Scheduled Principal
261,647.68 261,647.68
Prepayments 5,575,899.46 5,575,899.46
Curtailments 40,066.60 40,066.60
Net Liquidation Proceeds 0.00 0.00
Repurchase Principal 0.00 0.00
Total Principal Remittance (A) 5,877,613.74 5,877,613.74
INTEREST REMITTANCE:
Gross Interest
2,721,377.90 2,721,377.90
Less: Total Retained Fees 310,369.65 310,369.65
Less: Deferred Interest 0.00 0.00
Less: Relief Act Interest Shortfall 0.00 0.00
Less: Net Prepayment Interest Shortfall 0.00 0.00
Less: Net Nonrecoverable Advances 133.00 133.00
Less: Interest Loss 0.00 0.00
Net Interest Remittance From Servicer(s) (B)
2,410,875.25 2,410,875.25
Prepayment Premiums (C) 61,197.85 61,197.85
Other Funds (D) 0.00 0.00
REMITTANCE TO TRUST A+B+C+D): 8,349,686.84 8,349,686.84
OTHER INFORMATION:
Beginning Loan Count
2478 2478
Less: Paid in Full 29 29
Less: Liquidated 0 0
Less: Repurchased 0 0
Plus: Substitution In 0 0
Less: Substitution Out 0 0
Ending Loan Count 2449 2449
Weighted Average Coupon 6.96173% 6.96173%
Weighted Average Net Coupon
6.16790% 6.16790%
Liquidated Loans - Balance 0.00 0.00
Subsequent Recovery Amount 0.00 0.00
Loans w/ Prepayment Penalties - Balance 2,427,917.74 2,427,917.74
Loans w/ Prepayment Penalties - Count
15.00 15.00
Ending Pool Factor 0.98593% 0.98593%
NON-RETAINED FEES:
Excess Servicing Fee
0.00 0.00
RETAINED FEES:
Servicing Fee
195,452.72 195,452.72
LPMI 0.00 0.00
Special Servicing Fee 0.00 0.00
Additional Master Servicing Fee 0.00 0.00
Backup Servicing Fee 0.00 0.00
MI Insurer Fee 114,916.93 114,916.93
COLLATERAL REMITTANCE SUMMARY - GROUP

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Group 1
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,384
450,488,590.76
450,687,413.18
31
5,534,543.25
5,540,334.19
18
3,820,606.98
3,828,726.91
16
3,364,793.35
3,373,141.55
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,380
450,071,853.84
450,270,076.86
31
5,534,543.25
5,540,334.19
18
3,820,606.98
3,828,726.91
5
1,232,238.10
1,236,517.68
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
4
416,736.92
417,336.32
0
0.00
0.00
0
0.00
0.00
1
205,600.00
205,600.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Group 1
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
10
1,926,955.25
1,931,023.87
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Group 1
Total
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY 120+ DAYS BREAKDOWN
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Group 1
Foreclosure
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Balance
%
0K to 99.99K
658 49,186,659.50 10.62%
100K to 199.99K
912 131,886,595.41 28.47%
200K to 299.99K
470 113,709,478.84 24.55%
300K to 399.99K
229 79,549,253.27 17.17%
400K to 499.99K
113 49,752,935.69 10.74%
500K to 599.99K
44 23,725,937.63 5.12%
600K to 699.99K
17 10,887,120.73 2.35%
700K to 799.99K
5 3,675,684.78 0.79%
800K to 899.99K
1 834,868.49 0.18%
Total
2,449
463,208,534.34
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
Balance
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Balance ($)
%
4.50% - 4.99%
3 734,312.59 0.16%
5.00% - 5.49%
24 6,883,012.46 1.49%
5.50% - 5.99%
154 39,928,115.68 8.62%
6.00% - 6.49%
312 78,297,443.40 16.90%
6.50% - 6.99%
693 146,595,197.32 31.65%
7.00% - 7.49%
497 83,272,205.64 17.98%
7.50% - 7.99%
431 68,045,581.64 14.69%
8.00% - 8.49%
161 20,233,305.44 4.37%
8.50% - 8.99%
116 13,237,391.00 2.86%
9.00% - 9.49%
33 3,137,530.30 0.68%
9.50% - 9.99%
19 1,997,396.14 0.43%
10.00% - 10.49%
5 784,222.67 0.17%
10.50% - 10.99%
1 62,820.06 0.01%
Total
2,449
463,208,534.34
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.96%
Count
Balance ($)
%
1.00% - 1.99%
3 689,642.80 0.20%
2.00% - 2.99%
64 14,617,402.08 4.15%
3.00% - 3.99%
71 16,263,711.54 4.62%
4.00% - 4.99%
226 49,570,786.12 14.07%
5.00% - 5.99%
581 109,215,083.17 30.99%
6.00% - 6.99%
717 131,690,089.79 37.37%
7.00% - 7.99%
194 28,821,460.45 8.18%
8.00% - 8.99%
15 1,394,339.11 0.40%
9.00% - 9.99%
1 116,655.01 0.03%
Total
1,872
352,379,170.07
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.68%
Count
Balance ($)
%
2.00% - 2.99%
52 11,511,784.22 3.27%
3.00% - 3.99%
6 846,234.11 0.24%
4.00% - 4.99%
38 8,364,080.31 2.37%
5.00% - 5.99%
186 41,256,271.76 11.71%
6.00% - 6.99%
713 154,206,992.18 43.76%
7.00% - 7.99%
658 108,807,724.24 30.88%
8.00% - 8.99%
188 23,857,902.20 6.77%
9.00% - 9.99%
26 2,808,957.66 0.80%
10.00% - 10.99%
5 719,223.39 0.20%
Total
1,872
352,379,170.07
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 6.71%
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Balance ($)
%
10.00% - 10.99%
5 1,148,508.27 0.33%
11.00% - 11.99%
118 27,904,036.39 7.92%
12.00% - 12.99%
446 102,409,168.47 29.06%
13.00% - 13.99%
613 121,734,070.75 34.55%
14.00% - 14.99%
482 75,015,204.57 21.29%
15.00% - 15.99%
167 19,779,346.02 5.61%
16.00% - 16.99%
38 4,208,593.99 1.19%
17.00% - 17.99%
3 180,241.61 0.05%
Total
1,872
352,379,170.07
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.45%
Count
Balance ($)
%
6
1,871 352,239,170.07 99.96%
12
1 140,000.00 0.04%
Total
1,872
352,379,170.07
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,871 352,239,170.07 99.96%
12
1 140,000.00 0.04%
Total
1,872
352,379,170.07
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
1 140,000.00 0.04%
6 Month LIBOR
1,871 352,239,170.07 99.96%
Total
1,872
352,379,170.07
100.00%
Indices
Index
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Balance ($)
%
2 Units
152 37,405,905.02 8.08%
3 Units
31 8,138,089.63 1.76%
4 Units
15 4,181,187.19 0.90%
High Rise Condo
5 1,692,618.71 0.37%
Low Rise Condo
126 20,868,916.15 4.51%
Manufactured Housing
1 69,735.67 0.02%
Planned Unit Development
291 64,644,107.90 13.96%
Row House
5 1,155,207.20 0.25%
Single Family
1,815 323,367,625.55 69.81%
Townhouse
8 1,685,141.32 0.36%
Total
2,449
463,208,534.34
100.00%
Property Type
Type
Count
Balance ($)
%
2005
2,425 459,376,852.35 99.17%
2006
24 3,831,681.99 0.83%
Total
2,449
463,208,534.34
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
20.0 - 29.9
4 303,910.76 0.07%
30.0 - 39.9
7 995,147.28 0.21%
40.0 - 49.9
23 4,134,491.17 0.89%
50.0 - 59.9
41 8,203,052.32 1.77%
60.0 - 69.9
80 18,177,238.31 3.92%
70.0 - 79.9
237 52,563,457.39 11.35%
80.0 - 89.9
1,446 257,913,848.73 55.68%
90.0 - 99.9
421 92,664,755.16 20.00%
100.0 - 100.0
190 28,252,633.22 6.10%
Total
2,449
463,208,534.34
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 82
Count
Balance ($)
%
169 - 192
22 3,323,874.67 0.72%
217 - 240
3 260,503.29 0.06%
337 - 360
2,366 446,912,798.53 96.48%
457 - 480
58 12,711,357.85 2.74%
Total
2,449
463,208,534.34
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 356
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Balance ($)
%
169 - 192
35 6,111,518.48 1.32%
217 - 240
3 260,503.29 0.06%
337 - 360
2,411 456,836,512.57 98.62%
Total
2,449
463,208,534.34
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 351
Count
Balance ($)
%
169 - 192
22 3,323,874.67 0.72%
217 - 240
3 260,503.29 0.06%
337 - 360
2,366 446,912,798.53 96.48%
457 - 480
58 12,711,357.85 2.74%
Total
2,449
463,208,534.34
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 362
Count
Balance ($)
%
169 - 192
35 6,111,518.48 1.32%
217 - 240
3 260,503.29 0.06%
337 - 360
2,411 456,836,512.57 98.62%
Total
2,449
463,208,534.34
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Balance ($)
%
ALABAMA
25 3,282,076.93 0.71%
ARIZONA
77 16,569,701.41 3.58%
ARKANSAS
5 438,271.09 0.09%
CALIFORNIA
257 85,544,825.89 18.47%
COLORADO
36 6,817,174.13 1.47%
CONNECTICUT
29 6,658,706.10 1.44%
DELAWARE
3 544,321.04 0.12%
DISTRICT OF COLUMBIA
1 384,450.55 0.08%
FLORIDA
137 26,880,103.33 5.80%
GEORGIA
75 11,976,235.19 2.59%
HAWAII
2 546,044.56 0.12%
IDAHO
5 691,323.32 0.15%
ILLINOIS
214 42,826,724.66 9.25%
INDIANA
55 6,583,247.58 1.42%
IOWA
14 1,103,778.73 0.24%
KANSAS
27 3,445,019.00 0.74%
KENTUCKY
35 3,443,980.62 0.74%
LOUISIANA
10 1,113,558.35 0.24%
MAINE
9 1,141,766.25 0.25%
MARYLAND
61 16,589,920.70 3.58%
MASSACHUSETTS
27 8,653,643.17 1.87%
MICHIGAN
186 25,576,673.00 5.52%
MINNESOTA
54 9,739,600.09 2.10%
MISSISSIPPI
3 329,758.02 0.07%
MISSOURI
73 7,945,755.41 1.72%
MONTANA
3 615,902.28 0.13%
NEBRASKA
9 1,075,872.45 0.23%
NEVADA
45 10,567,879.16 2.28%
NEW HAMPSHIRE
11 1,987,786.97 0.43%
NEW JERSEY
52 14,712,102.74 3.18%
NEW MEXICO
2 603,709.08 0.13%
NEW YORK
96 31,037,648.73 6.70%
NORTH CAROLINA
47 6,639,647.70 1.43%
NORTH DAKOTA
2 214,511.92 0.05%
OHIO
118 14,825,677.83 3.20%
OKLAHOMA
13 1,231,070.41 0.27%
OREGON
25 4,271,056.19 0.92%
PENNSYLVANIA
51 8,397,349.06 1.81%
RHODE ISLAND
21 4,739,757.28 1.02%
SOUTH CAROLINA
26 3,650,787.54 0.79%
SOUTH DAKOTA
3 265,722.91 0.06%
TENNESSEE
103 10,403,336.85 2.25%
TEXAS
193 20,816,335.19 4.49%
UTAH
24 3,676,846.90 0.79%
VERMONT
1 101,749.17 0.02%
VIRGINIA
72 14,824,917.85 3.20%
WASHINGTON
64 12,349,106.45 2.67%
WEST VIRGINIA
3 271,648.15 0.06%
WISCONSIN
44 7,006,252.41 1.51%
WYOMING
1 95,200.00 0.02%
Total
2,449
463,208,534.34
100.00%
Geographic Distribution by State
State
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
0
4
8
12
16
20
CALIFORNIA
ILLINOIS
NEW YORK
FLORIDA
MICHIGAN
TEXAS
MARYLAND
ARIZONA
OHIO
VIRGINIA
NEW JERSEY
WASHINGTON
GEORGIA
NEVADA
TENNESSEE
MINNESOTA
MASSACHUSETTS
PENNSYLVANIA
MISSOURI
WISCONSIN
COLORADO
CONNECTICUT
NORTH CAROLINA
INDIANA
RHODE ISLAND
OREGON
UTAH
SOUTH CAROLINA
KANSAS
KENTUCKY
ALABAMA
NEW HAMPSHIRE
OKLAHOMA
MAINE
LOUISIANA
IOWA
NEBRASKA
IDAHO
MONTANA
NEW MEXICO
HAWAII
DELAWARE
ARKANSAS
DISTRICT OF
COLUMBIA
MISSISSIPPI
WEST VIRGINIA
SOUTH DAKOTA
NORTH DAKOTA
VERMONT
WYOMING
%
Collateral Balance Distribution by State
GROUP 1
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,380
450,071,853.84
97.70%
450,270,076.86
31
5,534,543.25
1.20%
5,540,334.19
18
3,820,606.98
0.83%
3,828,726.91
5
1,232,238.10
0.27%
1,236,517.68
2,434
460,659,242.17
460,875,655.64
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
4
416,736.92
66.96%
417,336.32
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
205,600.00
33.04%
205,600.00
5
622,336.92
622,936.32
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
10
1,926,955.25
100.00%
1,931,023.87
10
1,926,955.25
1,931,023.87
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,384
450,488,590.76
97.25%
450,687,413.18
31
5,534,543.25
1.19%
5,540,334.19
18
3,820,606.98
0.82%
3,828,726.91
16
3,364,793.35
0.73%
3,373,141.55
2,449
463,208,534.34
100.00%
463,429,615.83
Current
30 - 59 days
60 - 89 days
90 - 120 days
Current 97.3%
30 - 59 days 1.2%
60 - 89 days 0.8%
90 - 120 days 0.7%
Total: 100.0%
Group 1
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
31 5,534,543.25 52.27% 18 3,820,606.98 36.09% 5 1,232,238.10 11.64%
54
10,587,388.33
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 1 205,600.00 100.00%
1
205,600.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 10 1,926,955.25 100.00%
10
1,926,955.25
TOTAL
31
5,534,543.25
43.51%
18
3,820,606.98
30.04%
16
3,364,793.35
26.45%
65
12,719,943.58
100.00%
Group 1
43.51
30.04
26.45
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
Group 1
0
5
10
15
20
25
30
35
40
45
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
83.23
1.62
15.15
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
March 2006
April 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
32 5,958,005.06 31 5,534,543.25
60 - 89 days
18 3,962,788.29 18 3,820,606.98
90 - 120 days
0 0.00 16 3,364,793.35
Bankruptcy
8 1,164,552.62 5 622,336.92
Foreclosure
0 0.00 10 1,926,955.25
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
Group 1
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
06
4/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
06
4/
1/
20
06
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
06
4/
1/
20
06
Balance ($)
Bankruptcy
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Total
Current
Percentage
Amount ($)
13.46%
5,615,966.06
13.46%
5,615,966.06
Life CPR
Percentage
Amount ($)
13.43% 13.43%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
06
4/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
4/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
06
4/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
4/
1/
20
06
Group 1
Total
Amount ($)
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 1
5 622,336.92 100.00%
BANKRUPTCY LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
204060417 92,000.00 91,482.38 7.19% 03/01/2006 360
204061696 200,700.00 199,637.63 7.50% 03/01/2006 360
204066445 55,000.00 54,239.98 7.35% 05/01/2006 360
204067269 72,000.00 71,376.93 6.29% 03/01/2006 360
204071140 205,600.00 205,600.00 7.80% 12/01/2005 360
Total:
5
622,336.92
625,300.00
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 1
10 1,926,955.25 100.00%
FORECLOSURE LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
204058955 136,000.00 135,228.81 7.15% 12/01/2005 360
204062441 210,400.00 210,400.00 7.25% 12/01/2005 360
204063064 54,050.00 53,856.04 8.65% 12/01/2005 360
204067093 332,800.00 331,218.61 7.25% 12/01/2005 360
204070202 69,000.00 68,759.89 8.80% 12/01/2005 360
204070426 200,000.00 198,930.79 7.45% 12/01/2005 360
204070583 473,575.00 473,575.00 8.05% 12/01/2005 360
204072487 270,000.00 268,744.63 8.15% 12/01/2005 360
204075866 130,400.00 130,400.00 6.54% 12/01/2005 360
204076569 56,000.00 55,841.48 8.90% 12/01/2005 360
Total:
10
1,926,955.25
1,932,225.00
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
29 5,594,159.00 5,575,899.46 0.00 469,086,148.08
1.19%
98.81%
1
Prepayment 1.19%
Liquidation 0.00%
Beginning Balance 98.81%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
204058692 218,300.00 218,242.24 218,242.24 0.00 0.00 0.00 N/A 0.00 6.350%
0.000%
204058704 210,889.00 210,889.00 210,889.00 0.00 0.00 0.00 N/A 0.00 6.800%
0.000%
204059768 196,650.00 195,786.64 195,639.52 0.00 0.00 0.00 N/A 147.12 7.650%
0.000%
204059833 94,400.00 93,931.02 93,870.51 0.00 0.00 0.00 N/A 60.51 8.500%
0.000%
204061206 104,000.00 103,569.12 103,495.63 0.00 0.00 0.00 N/A 73.49 7.940%
0.000%
204061618 580,760.00 580,274.48 580,274.48 0.00 0.00 0.00 N/A 0.00 6.900%
0.000%
204062371 360,000.00 359,999.97 359,999.97 0.00 0.00 0.00 N/A 0.00 5.875%
0.000%
204062381 75,000.00 75,000.00 75,000.00 0.00 0.00 0.00 N/A 0.00 7.250%
0.000%
204062452 80,000.00 80,000.00 80,000.00 0.00 0.00 0.00 N/A 0.00 5.750%
0.000%
204062999 277,200.00 277,200.00 277,200.00 0.00 0.00 0.00 N/A 0.00 7.000%
0.000%
204063078 178,600.00 177,742.92 177,597.06 0.00 0.00 0.00 N/A 145.86 7.200%
0.000%
204063148 142,400.00 142,400.00 142,400.00 0.00 0.00 0.00 N/A 0.00 6.400%
0.000%
204063155 56,000.00 55,821.81 55,791.40 0.00 0.00 0.00 N/A 30.41 9.250%
0.000%
204066469 156,600.00 156,123.79 156,026.50 0.00 0.00 0.00 N/A 97.29 8.550%
0.000%
204066835 118,720.00 118,186.30 118,078.10 0.00 0.00 0.00 N/A 108.20 6.600%
0.000%
204067474 220,000.00 219,131.46 218,954.59 0.00 0.00 0.00 N/A 176.87 7.250%
0.000%
204067586 160,000.00 159,407.99 159,306.86 0.00 0.00 0.00 N/A 101.13 8.500%
0.000%
204068120 159,920.00 159,283.48 159,174.86 0.00 0.00 0.00 N/A 108.62 8.140%
0.000%
204068324 72,000.00 71,753.91 71,706.67 0.00 0.00 0.00 N/A 47.24 8.290%
0.000%
204069395 166,500.00 165,429.27 165,318.10 0.00 0.00 0.00 N/A 111.17 8.250%
0.000%
204070203 128,000.00 128,000.00 128,000.00 0.00 0.00 0.00 N/A 0.00 7.950%
0.000%
204070762 239,920.00 239,806.02 239,806.02 0.00 0.00 0.00 N/A 0.00 7.550%
0.000%
204071071 209,600.00 209,600.00 209,600.00 0.00 0.00 0.00 N/A 0.00 8.500%
0.000%
204071556 105,000.00 104,683.94 104,619.36 0.00 0.00 0.00 N/A 64.58 8.600%
0.000%
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
204071603 119,700.00 119,318.89 119,241.07 0.00 0.00 0.00 N/A 77.82 8.325%
0.000%
204071831 360,000.00 353,633.42 353,633.42 0.00 0.00 0.00 N/A 0.00 7.000%
0.000%
204072372 290,000.00 289,331.22 289,195.33 0.00 0.00 0.00 N/A 135.89 6.350%
0.000%
204072463 244,000.00 242,980.91 242,838.77 0.00 0.00 0.00 N/A 142.14 8.900%
0.000%
204075832 270,000.00 270,000.00 270,000.00 0.00 0.00 0.00 N/A 0.00 7.890%
0.000%
Total:
29
5,594,159.00
5,577,527.80
1,628.34
5,575,899.46
0.00
0.00
0.00
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
04/20/2006 2:12 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
SURF 2006-AB1
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
04/20/2006 2:12 pm